================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: -------------

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TRB Advisors LP*
Address:  767 Fifth Avenue, 12/th/ Floor
          New York, NY 10153

13F File Number: 028-14415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy R. Barakett
Title:  Chairman and Founder
Phone:  212-256-8500

Signature, Place, and Date of Signing:

 /s/ Timothy R. Barakett       New York, New York           May 14, 2013
 -------------------------  ------------------------  ------------------------
        [Signature]              [City, State]                 [Date]

*   The general partner of TRB Advisors LP is TRB Group Holdings LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form13F Information Table Entry Total:   11

Form13F Information Table Value Total:   $195,639
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES /  SH / PUT / INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------  ---------------- --------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
AMERICAN EXPRESS CO            COM              025816109  22,599    335,000  SH        SOLE                  335,000
CANADIAN PAC RY LTD            COM              13645T100   8,481     65,000  SH        SOLE                   65,000
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305  20,836    200,000  SH        SOLE                  200,000
KANSAS CITY SOUTHERN           COM NEW          485170302  22,180    200,000  SH        SOLE                  200,000
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119   2,955    575,000  SH        SOLE                  575,000
SANOFI                         RIGHT 12/31/2020 80105N113   2,148  1,200,000  SH        SOLE                1,200,000
TIME WARNER CABLE INC          COM              88732J207  20,173    210,000  SH        SOLE                  210,000
UNION PAC CORP                 COM              907818108  54,116    380,000  SH        SOLE                  380,000
UNITED PARCEL SERVICE INC      CL B             911312106   1,503     17,500  SH        SOLE                   17,500
VISA INC                       COM CL A         92826C839  33,968    200,000  SH        SOLE                  200,000
ZOETIS INC                     CL A             98978V103   6,680    200,000  SH        SOLE                  200,000